Recoverable taxes (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Recoverable value-added tax (“VAT”)	$ 33,733,662	$ 18,440,884	$ 6,193,929
Recoverable income taxes	0	9,531,645	9,530,937
Recoverable dividend tax	0	1,818,971	3,533,983
Other receivables	131,159	296,973	118,713
Total current assets	$ 33,864,821	$ 30,088,473	$ 19,377,562